Financial instruments and risk management - Classification (Details) - Financial risks management - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 28,866,666	R$ 37,168,630
Financial liabilities	110,987,836	127,361,288
Financial Liabilities, Net of Financial Assets	82,121,170	90,192,658
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	103,856,388	116,906,468
Financial liabilities at amortised cost, category [member] | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,669,809	6,033,285
Financial liabilities at amortised cost, category [member] | Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	91,042,571	101,435,531
Financial liabilities at amortised cost, category [member] | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,851,519	6,972,915
Financial liabilities at amortised cost, category [member] | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	115,424	120,490
Financial liabilities at amortised cost, category [member] | Dividends and interests on own capital payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,699	2,200,917
Financial liabilities at amortised cost, category [member] | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	169,366	143,330
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,131,448	10,454,820
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,131,448	10,454,820
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,808,751	18,779,953
Financial assets at amortised cost, category [member] | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,914,505	9,018,818
Financial assets at amortised cost, category [member] | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,354,237	9,132,860
Financial assets at amortised cost, category [member] | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	540,009	628,275
At fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,006,820	1,138,066
At fair value through other comprehensive income | Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,006,820	1,138,066
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,051,095	17,250,611
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,132,330	3,887,100
At fair value through profit or loss | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 6,918,765	R$ 13,363,511